7. MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended
Jun. 30, 2013
MineralPropertyInterestsTablesAbstract
Capitalized mineral property acquisition costs
	June 30, 2013	December 31, 2012

USA
Ann Mason	$48,055,476	$55,752,523
Lordsburg	500,000	990,797
Other	286,073	302,262
Total USA	48,841,549	57,045,582

AUSTRALIA
Blue Rose JV	540,742	571,342
Total Australia	540,742	571,342

Total all locations	$49,382,291	$57,616,924

Exploration costs expensed

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012

US	$1,571,377	$1,677,194	$2,512,408	$4,546,825
Mongolia	243,778	652,279	773,612	1,219,800
Other	89,481	72,611	222,406	251,446

Total all locations	$1,904,636	$2,402,084	$3,508,426	$6,018,071